Cover	Mar. 03, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 03, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40582
Entity Registrant Name	UNICYCIVE THERAPEUTICS, INC.
Entity Central Index Key	0001766140
Entity Tax Identification Number	81-3638692
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4300 El Camino Real
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Los Altos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94022
City Area Code	650
Local Phone Number	351-4495
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	UNCY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false